RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related party transactions	RELATED PARTY TRANSACTIONS
Related Party Balances
A summary of balances due from related parties at June 30, 2023 and December 31, 2022 is as follows:

(in thousands of $)	June 30,	December 31,
	2023	2022
Seatankers Management Norway AS	15	16
Frontline Management (Bermuda) Limited	942	—
Northern Ocean Limited	—	33
Avance Gas Trading Ltd	—	2
Sloane Square Capital Holdings Ltd	19	9
Paratus Management (UK) Limited	2	—
Receivables due from related parties	978	60

A summary of balances due to related parties at June 30, 2023 and December 31, 2022 is as follows:

(in thousands of $)	June 30,	December 31,
	2023	2022
Seatankers Management Co. Ltd	(12)	—
Frontline Management (Bermuda) Limited	—	(30)
Frontline Corporate Services Ltd	(23)	(4)
Flex LNG Fleet Management AS	(715)	(293)
SFL Corporation Ltd	(5)	(1)
Payables due to related parties	(755)	(328)
Related Party Transactions

A summary of (expenses)/income from related parties is as follows:

(in thousands of $)	Six months ended
	June 30,
	2023	2022
Seatankers Management Co Ltd	(20)	(43)
Seatankers Management Norway AS	(35)	(28)
Frontline Management (Bermuda) Limited	(83)	(206)
Frontline Management AS	—	10
Flex LNG Fleet Management AS	(1,656)	(1,721)
FS Maritime SARL	—	(32)
Northern Ocean Limited	—	4
Front Ocean Management AS	(211)	(106)
Front Ocean Management Ltd	(132)	(82)
Sloane Square Capital Holdings Ltd	9	6
Avance Gas	178	2
Total related party transactions	(1,950)	(2,196)

General Management Agreements

We have service level agreements with Front Ocean Management AS, for the Oslo office, and Front Ocean Management Ltd, for the Bermudan office (together "Front Ocean"). Front Ocean provides certain administrative support services including human resources, shared office costs, administrative support, IT systems and services, compliance, insurance and legal assistance. In the six months ended June 30, 2023, we recorded an expense with Front Ocean of $0.3 million (June 30, 2022: $0.2 million) for these services.

We have an administrative services agreement with Frontline Management AS ("Frontline Management") under which they provide us with certain administrative support, technical supervision, purchase of goods and services within the ordinary course of business and other support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. Frontline Management may subcontract these services to other associated companies, including Frontline Management (Bermuda) Limited. In the six months ended June 30, 2023, we recorded an expense with Frontline Management and associated companies of $0.1 million for these services (June 30, 2022: $0.2 million).

We have an agreement with Seatankers Management Co. Ltd. under which it provides us with certain advisory and support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin.

Technical Management

Flex LNG Fleet Management AS is responsible for the provision of technical ship management of all of our vessels. During the six months ended June 30, 2023, we recorded an expense with Flex LNG Fleet Management AS of $1.7 million for these services (June 30, 2022: $1.7 million).

Management Support Services

In the three months ended June 30, 2023, the Company re-charged $0.2 million to Avance Gas group in relation to management support services during the quarter.